EXPRESS SCRIPTS AUTOMATIC
EXCHANGE SECURITY TRUST
FINANCIAL STATEMENTS
DECEMBER 31, 2001


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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
         Report of Independent Accountants                                     1

         Statement of Assets and Liabilities                                   2

         Schedule of Investments                                               3

         Statement of Operations                                               4

         Statement of Changes in Net Assets                                    5

         Notes to Financial Statements                                       6-8

         Financial Highlights                                                  9



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                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Express Scripts Automatic Exchange Security Trust



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Express Scripts Automatic Exchange Security Trust (the "Trust") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period November 1, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.




PricewaterhouseCoopers LLP


New York, New York
February __, 2002


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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              2
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
--------------------------------------------------------------------------------

ASSETS

Cash                                                                                                    $      2,260
Investments, at value (cost $216,039,207)                                                                187,231,681
Prepaid expenses                                                                                             207,472
                                                                                                        ------------

        TOTAL ASSETS                                                                                     187,441,413
                                                                                                        ============

LIABILITIES

Unearned expense reimbursement                                                                               208,421
                                                                                                        ------------

        NET ASSETS                                                                                      $187,232,992
                                                                                                        ============

COMPOSITION OF NET ASSETS

$4.83 Trust Issued Automatic Exchange Securities
("Securities"),
  no par value; 3,450,000 shares issued and
outstanding                                                                                             $216,040,518
Unrealized depreciation of investments                                                                   (28,807,526)
                                                                                                        ------------

        NET ASSETS                                                                                      $187,232,992
                                                                                                        ============

        NET ASSET VALUE PER SHARE (3,450,000                                                            $      54.27
        SHARES OUTSTANDING)                                                                             ============















   The accompanying notes are an integral part of these financial statements.

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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              3
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                                        PAR         MATURITY
          SECURITIES DESCRIPTION                       VALUE          DATE               COST               VALUE

UNITED STATES GOVERNMENT SECURITIES


United States Treasury STRIPS                        4,166,000      02/15/02           4,137,123          4,160,584
United States Treasury STRIPS                        4,166,000      05/15/02           4,071,660          4,141,837
United States Treasury STRIPS                        4,166,000      08/15/02           4,011,425          4,122,674
United States Treasury STRIPS                        4,166,000      11/15/02           3,964,505          4,106,426
United States Treasury STRIPS                        4,166,000      02/15/03           3,894,134          4,063,933
United States Treasury STRIPS                        4,166,000      05/15/03           3,841,995          4,029,355
United States Treasury STRIPS                        4,166,000      08/15/03           3,782,083          3,985,612
United States Treasury STRIPS                        4,166,000      11/15/03           3,731,694          3,947,410
                                                   -----------                      ------------       ------------

                                                   $33,328,000                       $31,434,619        $32,557,831
                                                   ===========                      ============       ============

FORWARD PURCHASE CONTRACT
   3,450,000 shares of Express Scripts, Inc.
       Class A Common Stock                                                          184,604,588        154,673,850
                                                                                    ------------       ------------

            TOTAL                                                                   $216,039,207       $187,231,681
                                                                                    ============       ============






















   The accompanying notes are an integral part of these financial statements.



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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              4
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

INTEREST INCOME                                                                                       $   2,213,518

EXPENSES
   Accounting fees                                                                 $  33,000
   Trustee fees                                                                       12,000
   Custodian fees                                                                      1,500

                                                                                     119,718
   Miscellaneous fees                                                              ---------

     TOTAL FEES AND EXPENSES                                                         166,218


                                                                                    (166,218)
Expense reimbursement                                                              ---------


                                                                                                                  -
     TOTAL EXPENSES - NET                                                                             -------------

     NET INVESTMENT INCOME                                                                                2,213,518


                                                                                                       (102,442,905)
     NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS                                             -------------

     NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $(100,229,387)
                                                                                                      =============























   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              5
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     FOR THE PERIOD
                                                                                                      FROM NOVEMBER
                                                                                                         1, 2000
                                                                             FOR THE PERIOD           (COMMENCEMENT
                                                                            FROM JANUARY 1,          OF OPERATIONS)
                                                                              2001 TO JUNE             TO DECEMBER
                                                                                30, 2001                31, 2000
OPERATIONS:
     Net investment income                                                    $   2,213,518           $     390,647
     Net change in unrealized depreciation of investments                      (102,442,905)             73,635,379
                                                                              -------------           -------------

       NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                   (100,229,387)             74,026,026
                                                                              -------------           -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Return of capital                                                           14,820,271                       -
     Net investment income                                                        2,213,518                       -
                                                                              -------------           -------------

       TOTAL DISTRIBUTIONS                                                       17,033,789                       -
                                                                              -------------           -------------

FROM CAPITAL SHARES TRANSACTIONS
     Gross proceeds from the sale of 3,450,000 Securities                                 -             238,050,000
     Less: Selling commissions and offering expenses                                      -               7,579,958
                                                                              -------------           -------------

     NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS                          -             230,470,042
                                                                              -------------           -------------

     NET INCREASE (DECREASE) IN NET ASSETS                                     (117,263,176)            304,496,068


     NET ASSETS, BEGINNING OF PERIOD                                            304,496,168                     100
                                                                              -------------           -------------

     NET ASSETS, END OF PERIOD                                                $ 187,232,992           $ 304,496,168
                                                                              =============           =============









   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              6
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------


1.    ORGANIZATION

      Express Scripts Automatic Exchange Security Trust ("Trust") was established on June 29, 1999 and amended and restated as of November 1, 2000 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of the 1940 (the "Act"), as amended. In November 2000, the Trust sold $4.83 Trust Issued Automatic Exchange Securities ("Securities") to the public pursuant to a Registration Statement on Form N-2 under the Securities Exchange Act of 1933, and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for a forward purchase contract for shares of Class A Common Stock ("Common Stock") of Express Scripts, Inc. ("Company"), from an existing shareholder of the Company (the "Seller"). Each Security represents between 0.8333 shares and 1 share of Common Stock. The Common Stock or its cash equivalent is deliverable pursuant to the contract on November 15, 2003 and the Trust will thereafter terminate.

      Pursuant to the Administration Agreement between the Trust and JPMorgan Chase Bank (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

      VALUATION OF INVESTMENTS
      The U.S. Treasury STRIPS are valued at the mean of the bid and asked price at the close of the year. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued at the bid price received by the Trust at the end of each period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto.

      INVESTMENT TRANSACTIONS
      Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

      USE OF ESTIMATES
      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.    DISTRIBUTIONS

      Security holders are entitled to receive distributions from the maturity of U.S. Treasury STRIPS of $4.83 per annum or $1.2075 per quarter, payable quarterly commencing February 15, 2001. For the

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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              7
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------


      period ended December 31, 2001, the total distribution to shareholders is $17,033,789. The distribution includes return of capital and net investment income of $14,820,271 and $2,213,518, respectively.

4.    PURCHASES, SALES AND MATURITIES OF INVESTMENTS

      U.S. Treasury Strips totaling $17,035,000 matured during the year 2001. There were no purchases or sales of Securities for the year 2001.

5.    TRUSTEE FEES

      Each of the three Trustees has been paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. The Managing Trustee has been paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid trustees fees of $36,000 have been paid by the Seller.

6.    INCOME TAXES

      The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

      At December 31, 2001, the net unrealized depreciation based on the cost of investments for Federal income tax purposes of $216,039,207 was as follows:

Unrealized appreciation                            $          -
Unrealized depreciation                             (28,807,526)
                                                   ------------
Net unrealized depreciation                        $(28,807,526)
                                                   ============

7.    EXPENSES

      The Seller has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the Securities a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Seller has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts.

8.    FORWARD PURCHASE CONTRACTS

      The Trust has acquired and holds a forward purchase contract with a shareholder of Express Scripts, Inc. Class A Common Stock and paid to the Seller $185,043,046 in connection therewith. Pursuant to such contract, on the Exchange Date November 15, 2003, the Seller is obligated to deliver to the Trust a number of shares of common stock or its cash equivalent equal to the product of the Exchange Rate times the initial number of shares subject to the Seller's contract.

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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              8
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------


      Offering expenses of $438,458 were paid by the Seller. This amount has been recorded as a reduction in the cost of the forward contract.

      The Seller's obligation under the forward purchase contract is collateralized by the Common Stock which is being held in the custody of the Trust's Custodian, JPMorgan Chase Bank. At December 31, 2001, the Custodian held 3,450,000 shares with an aggregate value of $216,040,519.

9.    CAPITAL SHARE TRANSACTIONS

      During the offering period, the Trust sold 3,450,000 Securities to the public and received net proceeds of $230,470,042 ($238,050,000 net of sales commissions and offering expenses of $7,579,958). As of December 31, 2000, there were 3,450,000 Securities issued and outstanding.



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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              9
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

                                                                                                      FOR THE PERIOD
                                                                                     FOR THE          FROM NOVEMBER
                                                                                   PERIOD FROM           1, 2000
                                                                                    JANUARY 1,        (COMMENCEMENT
                                                                                     2001 TO          OF OPERATIONS)
                                                                                   DECEMBER 31,        TO DECEMBER
                                                                                       2001              31, 2000

Net asset value, beginning of period                                                  $  88.26            $   66.93*
                                                                                      --------            ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                     0.64                 0.11
Unrealized gain (loss) on investments                                                   (29.69)               21.35
                                                                                      --------            ---------
Net increase (decrease) in net asset value                                              (29.05)               21.46

LESS: DISTRIBUTIONS
Return of capital                                                                         4.30                    -
Net Investment Income                                                                     0.64                    -
                                                                                      --------            ---------
Total distributions                                                                       4.94                    -

CAPITAL SHARE TRANSACTIONS
Offering Costs                                                                               -                (0.13)
                                                                                      --------            ---------

Ending net asset value                                                                $  54.27             $  88.26
                                                                                      ========            =========

Ending market value                                                                   $  90.00**           $  98.06**
                                                                                      ========            =========

TOTAL INVESTMENT RETURN
Market value(2)                                                                          (3.08)%              42.12%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets:
 Before reimbursement                                                                     0.08%                0.11%(1)
 After reimbursement                                                                         -%                   -%(1)
Ratio of net investment income to average net assets:
 Before reimbursement                                                                     1.01%                0.77%(1)
 After reimbursement                                                                      1.09%                0.88%(1)
Net assets, end of period (in thousands)                                              $187,233             $304,496



(1)   Annualized
(2) The total investment return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total investment return for a period of less than one year is not annualized.
*     Net proceeds less selling commissions ($2.07 per share).
**    Closing price on New York Stock Exchange at end of year.



   The accompanying notes are an integral part of these financial statements.